Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share

	Year ended December 31,
	2023	2022	2021
	(In thousands, except per share amounts)
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted net loss per share	$(123,074)	$(28,974)	$(61,982)

Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	68,666	66,491	63,471

Net loss per share Basic and diluted	$(1.79)	$(0.44)	$(0.98)